Benefit from Income Taxes - Schedule of Reconciliation Between U.S. Federal Statutory Income Tax Rate to Estimated Annual Effective Tax (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Effective Income Tax Rate Reconciliation, Percent [Abstract]
U.S. Federal provision at statutory rate	21.00%	21.00%
State income taxes, net of federal benefit	0.50%	3.30%
Effects of rate other than statutory	(0.20%)	0.00%
AHYDO interest disallowance	(0.50%)	(1.10%)
Warrant revaluation	1.50%	0.00%
Nondeductible expenses from recapitalization	(4.40%)	0.00%
Others	0.10%	(0.20%)
Change in valuation allowance	(16.50%)	(16.30%)
Effective tax rate	1.50%	6.70%